Subsequent Events - Additional Information (Detail) - Subsequent Event	Jun. 07, 2019 $ / shares
Subsequent Event [Line Items]
Cash dividend declared per share	$ 0.15
Cash dividend declared date	Jun. 07, 2019
Cash dividend payable date	Aug. 02, 2019
Cash dividend record date	Jul. 05, 2019